STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

August 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5%
New York - 98.8%
Build New York City Resource Corp., Queens College, Revenue Bonds, Refunding (Q Student Residences, LLC Project) Ser. A	5.00	6/1/2043	1,350,000		1,549,746
Build New York City Resource Corp., Queens College, Revenue Bonds, Refunding (Q Student Residences, LLC Project) Ser. A	5.00	6/1/2038	1,000,000		1,155,730
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems, Inc. Project) Ser. B	4.00	7/1/2041	3,000,000		3,322,380
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems, Inc. Project) Ser. B	5.00	7/1/2035	4,280,000		5,136,000
Dutchess County Local Development Corp., Revenue Bonds, Refunding	4.00	7/1/2049	2,750,000		3,093,448
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	18,600,000	[a]	6,611,928
Hempstead Township Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000		1,421,028
Hudson Yards Infrastructure Corp, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	4.00	2/15/2047	7,000,000		7,880,040
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	3,000,000		3,689,460
Hudson Yards Infrastructure Corp., Revenue Bonds, Ser. A	5.75	2/15/2047	2,110,000		2,243,690
Hudson Yards Infrastructure Corp., Revenue Bonds, Ser. A	5.75	2/15/2021	3,390,000	[b]	3,625,334
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	3,000,000		3,654,000
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	3,300,000		3,854,895
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	6,000,000		7,291,860
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2030	3,350,000		4,153,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000		3,547,710
Metropolitan Transportation Authority, Revenue Bonds (Climate Bond Certified - Green Bonds) Ser. A	5.00	11/15/2037	9,825,000		12,138,787
Metropolitan Transportation Authority, Revenue Bonds (Climate Bond Certified - Green Bonds) Ser. A	5.00	11/15/2038	5,920,000		7,293,558
Metropolitan Transportation Authority, Revenue Bonds, Refunding, C1	5.00	11/15/2035	2,500,000		2,976,850
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	12,000,000		13,474,800
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	3,000,000		3,640,740
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	6,690,000		7,429,579
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2022	1,405,000	[b]	1,587,552
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2022	4,045,000	[b]	4,570,567
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000		11,972,200
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2027	4,370,000		4,875,172
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.25	11/15/2036	7,210,000		8,386,167
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	5,000,000		5,854,550
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	11,760,000		13,282,214
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	10,000,000		10,710,900
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2046	2,500,000		2,929,625

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2037	1,000,000		1,237,030
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000		997,616
New York City, GO, Refunding (LOC; TD Bank) Ser. I4	1.39	4/1/2036	500,000	[c]	500,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2032	2,000,000		2,357,660
New York City, GO, Refunding, Ser. A	5.00	8/1/2031	1,735,000		2,050,666
New York City, GO, Refunding, Ser. A	5.00	8/1/2030	3,000,000		3,549,060
New York City, GO, Refunding, Ser. A	5.00	8/1/2027	10,000,000		12,197,600
New York City, GO, Refunding, Ser. C	5.00	8/1/2034	10,885,000		12,864,220
New York City, GO, Refunding, Ser. C	5.00	8/1/2032	3,820,000		4,541,827
New York City, GO, Refunding, Ser. E	5.00	8/1/2032	13,000,000		16,029,260
New York City, GO, Refunding, Ser. E	5.00	8/1/2027	8,825,000		9,142,523
New York City, GO, Refunding, Ser. F	5.00	8/1/2029	5,935,000		6,489,685
New York City, GO, Ser. A1	5.00	8/1/2023	9,020,000		9,703,716
New York City, GO, Ser. A1	5.00	8/1/2037	5,000,000		6,067,700
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000		4,723,880
New York City, GO, Ser. D	5.00	11/1/2019	5,000		5,015
New York City, GO, Ser. D1	5.00	10/1/2032	5,745,000		6,219,537
New York City, GO, Ser. F1	5.00	3/1/2029	6,645,000		7,542,009
New York City, GO, Ser. F1	5.00	4/1/2034	3,000,000		3,799,620
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000		4,419,485
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2026	4,220,000		4,565,323
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	3,440,000		3,914,273
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Financial Guarantee Insurance Company)	5.00	3/1/2031	10,810,000		10,892,264
New York City Industrial Development Agency, Revenue Bonds, Refunding (Transportation Infrastructure Properties, LLC Obligated Group) Ser. A	5.00	7/1/2028	5,000,000		5,439,650
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	5,000,000		5,607,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	8/1/2030	11,665,000		13,781,498
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	25,000,000		30,797,500
New York City Transitional Finance Authority, Revenue Bonds, Ser. C3	5.00	5/1/2040	10,000,000		12,436,600
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	5,000,000		5,769,850
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2033	5,210,000		6,030,992
New York City Transitional Finance Authority, Revenue Bonds, Ser. S	5.00	7/15/2040	5,000,000		5,933,350
New York City Transitional Finance Authority, Revenue Bonds, Ser. S1	5.00	7/15/2043	8,185,000		9,541,827
New York City Transitional Finance Authority, Revenue Bonds, Ser. S3	5.00	7/15/2043	8,760,000		10,902,083
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000		10,302,240
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2021	20,000,000	[b]	21,422,800
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	20,000,000		23,263,400
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	5,000,000		5,949,550
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2031	5,000,000		5,357,050
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2026	7,250,000		7,756,557
New York City Water & Sewer System, Revenue Bonds, Ser. DD	5.00	6/15/2047	4,000,000		4,858,120
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	3,250,000		3,883,360
New York Convention Center Development Corp., Revenue Bonds, Ser. A	0.00	11/15/2050	18,180,000	[a]	7,613,966
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	7,220,000	[a]	3,335,784
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	260,000		260,177

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	40,000,000	[a]	6,173,200
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S3	0.00	6/1/2055	50,000,000	[a]	3,949,000
New York Liberty Development Corp., Revenue Bonds, Refunding	2.80	9/15/2069	3,000,000		3,121,860
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	10,000,000		10,760,100
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	9/15/2040	5,000,000		5,477,150
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	10,000,000	[d]	11,107,900
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	5,650,000		7,865,308
New York State Dormitory Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	33,625,000		40,926,332
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center)	5.00	7/1/2036	2,250,000		2,434,410
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. C	0.00	7/1/2028	18,335,000	[a]	16,628,562
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.75	7/1/2020	3,000,000		3,121,050
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2036	2,000,000		2,459,380
New York State Dormitory Authority, Revenue Bonds (The Rockefeller University) Ser. C	5.00	7/1/2040	16,000,000		16,048,000
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	5/15/2029	3,000,000		3,307,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Barnard College) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	7/1/2037	1,010,000		1,013,050
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2041	1,000,000		1,245,170
New York State Dormitory Authority, Revenue Bonds, Refunding (Cornell University) Ser. C	5.00	7/1/2037	6,035,000		6,223,111
New York State Dormitory Authority, Revenue Bonds, Refunding (Fashion Institute of Technology Student Housing Corporation) (Insured; National Public Finance Guarantee Corp.)	5.25	7/1/2020	4,490,000		4,615,810
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	2,000,000		2,322,860
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000		1,216,020
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,000,000		1,243,840
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000		2,495,720
New York State Dormitory Authority, Revenue Bonds, Refunding (Mount Sinai Hospital Obligated Group) Ser. A	5.00	7/1/2026	8,395,000		8,653,146
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	7,000,000		8,262,310
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2040	1,200,000	[d]	1,366,608

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2035	1,800,000	[d]	2,142,648
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2039	1,500,000		1,716,855
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2034	1,000,000		1,152,010
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2044	1,500,000		1,708,575
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John's University) Ser. A	5.00	7/1/2030	1,250,000		1,573,175
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. A	5.00	7/1/2038	6,300,000		7,128,954
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2036	2,000,000		2,372,760
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2040	2,450,000		2,883,797
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2037	1,000,000		1,183,740
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000		2,421,680
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2040	5,590,000		6,556,064
New York State Dormitory Authority, Revenue Bonds, Refunding (The Rockefeller University) Ser. B	5.00	7/1/2038	7,230,000		8,001,296

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,200,000	1,431,960
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	2,700,000	3,111,966
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	10,000,000	12,808,500
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	8,620,000	10,036,180
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2043	7,500,000	8,435,100
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	7,000,000	8,022,910
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	3,840,000	4,511,616
New York State Dormitory Authority, Revenue Bonds, Ser. G	5.25	8/15/2036	2,625,000	2,825,235
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000	18,265,500
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Master Financing Program)	5.00	11/15/2031	6,000,000	7,062,960
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Master Financing Program) Ser. B	5.00	8/15/2037	4,025,000	4,400,814
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/15/2024	4,000,000	4,286,840
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 201	3.85	10/1/2031	4,925,000	5,319,689
New York State Mortgage Agency, Revenue Bonds, Ser. 39th	5.00	4/1/2028	190,000	193,416
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. I	5.00	1/1/2042	3,500,000	3,790,395
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,500,000	2,978,075
New York State Urban Development Corp., Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.)	5.70	4/1/2020	2,225,000	2,282,450

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	5,000,000		5,668,900
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000		4,850,320
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	12,500,000		13,988,500
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines Inc.)	5.00	8/1/2026	1,800,000		1,908,072
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines Inc.)	5.00	8/1/2021	1,100,000		1,165,923
New York Transportation Development Corp., Revenue Bonds, Refunding (Terminal One Group Association, L.P. Project)	5.00	1/1/2023	2,250,000		2,492,145
Niagara Area Development Corp., Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	3,000,000	[d]	3,193,860
Onondaga County Trust for Cultural Resources, Revenue Bonds, Refunding (Abby Lane Housing Corporation Project)	5.00	5/1/2040	1,000,000		1,195,530
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	5,000,000		5,296,750
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	5,000,000		6,034,400
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211th	5.00	9/1/2048	3,000,000		3,734,670
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 138rd	5.00	12/15/2026	5,000,000		5,909,850
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 163rd	5.00	7/15/2035	10,000,000		10,326,300
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178th	5.00	12/1/2024	4,465,000		5,157,655
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2032	4,100,000		4,797,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	15,000,000		18,235,200
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	5,000,000		5,927,550
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000		2,690,922
Suffolk County Economic Development Corp., Revenue Bonds, Refunding (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/2022	2,025,000		2,157,496
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	6.00	6/1/2048	12,185,000		12,204,374
Tender Option Bond Trust Receipts (Series 2016-XM0367), (New York State Dormitory Authority, Revenue Bonds (The Rockefeller University)) Non-recourse, Underlying Coupon Rate (%) 5.00	11.27	7/1/2041	2,000,000	[d,e,f]	2,238,840
Tender Option Bond Trust Receipts (Series 2016-XM0376), (New York State Environmental Facilities Corporation, Revenue Bonds (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	6.64	6/15/2031	2,500,000	[d,e,f]	3,219,550
Tender Option Bond Trust Receipts (Series 2016-XM0376-2), (New York State Environmental Facilities Corporation, Revenue Bonds (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	6.64	6/15/2032	2,500,000	[d,e,f]	3,210,825
Tender Option Bond Trust Receipts (Series 2016-XM0381), (New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose)) Non-recourse, Underlying Coupon Rate (%) 5.00	6.64	2/15/2035	8,000,000	[d,e,f]	10,030,800
Tender Option Bond Trust Receipts (Series 2016-XM0383), (New York City Municipal Water Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	6.63	6/15/2035	4,720,000	[d,e,f]	6,055,335

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.8% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges and Tunnels) Ser. C	5.00	11/15/2037	10,000,000		12,798,500
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges and Tunnels) Ser. C2	5.00	11/15/2042	3,000,000		3,717,630
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	8,000,000	[b]	8,760,640
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2024	5,000,000		5,638,050
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2030	3,285,000		3,682,091
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	10,000,000		11,181,600
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000		5,991,400
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	4,880,000		4,840,472
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	17,000,000		20,664,180
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2041	7,000,000		8,789,060
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2041	5,000,000		5,731,650
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000		526,230
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000		237,462
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000		336,409
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	8,010,000		8,786,890
				1,061,422,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
U.S. Related - .7%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	6,595,000	7,390,621
Total Investments (cost $983,987,458)			99.5%	1,068,813,614
Cash and Receivables (Net)			0.5%	5,460,395
Net Assets			100.0%	1,074,274,009

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities were valued at $42,566,366 or 3.96% of net assets.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	1,068,813,614	-	1,068,813,614

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2019, accumulated net unrealized appreciation on investments was $84,826,156, consisting of $85,168,233 gross unrealized appreciation and $342,077 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.